                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                     Amended
                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-5950

                      (Investment Company Act File Number)

                         Money Market Obligations Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 10/31/07
                                    --------

               Date of Reporting Period: Six months ended 4/30/07
                            ------------------------

Item 1.           Reports to Stockholders

Federated Investors
World-Class Investment Manager

Massachusetts Municipal
Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2007

Institutional Service Shares
Cash Series Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights --
Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,

	4/30/2007	2006	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.015	0.027	0.016	0.006	0.006	0.010
Net realized gain (loss) on investments	--	0.000 [1]	0.000 [1]	--	--	(0.000)[1]

TOTAL FROM INVESTMENT OPERATIONS	0.015	0.027	0.016	0.006	0.006	0.010

Less Distributions:
Distributions from net investment income	(0.015)	(0.027)	(0.016)	(0.006)	(0.006)	(0.010)
Distributions from net realized gain on investments	(0.000)[1]	--	--	--	--	--

TOTAL DISTRIBUTIONS	(0.015)	(0.027)	(0.016)	(0.006)	(0.006)	(0.010)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.56%	2.77%	1.65%[3]	0.56%	0.65%	1.05%

Ratios to Average Net Assets:

Net expenses	0.60%[4]	0.60%	0.58%	0.60%	0.60%	0.60%

Net investment income	3.05%[4]	2.73%	1.58%	0.55%	0.66%	1.04%

Expense waiver/reimbursement[5]	0.27%[4]	0.31%	0.35%	0.31%	0.28%	0.27%

Supplemental Data:

Net assets, end of period (000 omitted)	$263,992	$250,048	$218,891	$283,783	$411,681	$781,245

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.02% on the total return.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Cash Series Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2007	Year Ended 10/31/2006	Period Ended 10/31/2005

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.013	0.023	0.011
Net realized gain on investments	--	0.000 [2]	0.000 [2]

TOTAL FROM INVESTMENT OPERATIONS	0.013	0.023	0.011

Less Distributions:
Distributions from net investment income	(0.013)	(0.023)	(0.011)
Distributions from net realized gain on investments	(0.000)[2]	--	--

TOTAL DISTRIBUTIONS	(0.013)	(0.023)	(0.011)

Net Asset Value, End of Period	$1.00	$1.00	$1.00

Total Return[3]	1.36%	2.37%	1.10%[4]

Ratios to Average Net Assets:

Net expenses	1.00%[5]	1.00%	1.00%[5]

Net investment income	2.68%[5]	2.33%	1.61%[5]

Expense waiver/reimbursement[6]	0.49%[5]	0.54%	0.60%[5]

Supplemental Data:

Net assets, end of period (000 omitted)	$29,342	$16,158	$16,646

1 Reflects operations for the period from January 18, 2005 (date of initial public investment) to
October 31, 2005.

2 Represents less than $0.001.

3 Based on net asset value. Total returns for periods of less than one year are not annualized.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.02% on the total return.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006 to April 30, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2006	Ending Account Value 4/30/2007	Expenses Paid During Period	[1]

Actual:

Institutional Service Shares	$1,000	$1,015.60	$3.00

Cash Series Shares	$1,000	$1,013.60	$4.99

Hypothetical (assuming a 5% return before expenses):

Institutional Service Shares	$1,000	$1,021.82	$3.01

Cash Series Shares	$1,000	$1,019.84	$5.01

1 Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Service Shares	0.60%

Cash Series Shares	1.00%

Portfolio of Investments Summary Tables

At April 30, 2007, the Fund’s portfolio composition1 was as follows:

Percentage of Total Net Assets

Variable Rate Instruments	69.0%

Municipal Notes	19.2%

Commercial Paper	12.8%

Other Assets and Liabilities--Net[2]	(1.0)%

TOTAL	100.0%

At April 30, 2007, the Fund’s effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets

1-7 Days	68.9%

8-30 Days	2.7%

31-90 Days	14.4%

91-180 Days	11.6%

181 Days or more	3.4%

Other Assets and Liabilities--Net[2]	(1.0)%

TOTAL	100.0%

1 See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2007 (unaudited)

Principal Amount			Value

		SHORT-TERM MUNICIPALS--101.0%[1,2]
		Massachusetts--97.1%
$6,729,000		Ashburnham, MA, 4.15% BANs, 7/13/2007	$6,735,669
5,000,000		Boston, MA Water & Sewer Commission, (Series 2006 A), 3.61% CP (Bank of America N.A. LOC), Mandatory Tender 6/8/2007	5,000,000
5,327,165	[3,4]	Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT)/(Series 1997-2) Weekly VRDNs (Massachusetts State Lottery Commission)/(AMBAC INS)/(State Street Bank and Trust Co. LIQ), 4.000%, 5/3/2007	5,327,165
11,107,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT)/(Series 2000-2), 3.70% TOBs (Massachusetts Turnpike Authority)/(MBIA Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ), Optional Tender 8/1/2007	11,107,000
3,255,000	[3,4]	Commonwealth of Massachusetts, 1999 SG 126 Weekly VRDNs (Societe Generale, Paris LIQ), 3.940%, 5/3/2007	3,255,000
2,000,000	[3,4]	Commonwealth of Massachusetts, MACON (Series 2005C) Weekly VRDNs (AMBAC INS)/(Bank of America N.A. LIQ), 3.960%, 5/3/2007	2,000,000
2,970,000	[3,4]	Commonwealth of Massachusetts, PA-793 Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.940%, 5/3/2007	2,970,000
4,000,000	[3,4]	Commonwealth of Massachusetts, PUTTERs (Series 1457) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 3.970%, 5/3/2007	4,000,000
4,950,000	[3,4]	Commonwealth of Massachusetts, PUTTERs (Series 343) Weekly VRDNs (XL Capital Assurance Inc. INS)/(J.P. Morgan Chase & Co. LIQ), 3.970%, 5/3/2007	4,950,000
1,980,000	[3,4]	Commonwealth of Massachusetts, PUTTERs (Series 443) Weekly VRDNs (FGIC, FSA INS) and JPMorgan Chase Bank, N.A. LIQs), 3.970%, 5/3/2007	1,980,000
2,785,000	[3,4]	Commonwealth of Massachusetts, Variable Rate Certificates (Series 2001-O) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 3.960%, 5/3/2007	2,785,000
3,485,000	[3,4]	Commonwealth of Massachusetts, Variable Rate Certificates (Series 2002-C) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 3.960%, 5/3/2007	3,485,000
6,000,000		Gloucester, MA, 4.00% BANs, 9/21/2007	6,006,992
5,000,000		Hanson, MA, 4.25% BANs, 11/15/2007	5,013,050
4,000,000		Haverhill, MA, 4.75% BANs (Commonwealth of Massachusetts GTD), 6/29/2007	4,005,602
6,000,000		Littleton, MA, 4.50% BANs, 7/27/2007	6,009,637
5,745,000		Massachusetts Bay Transportation Authority General Transportation System, (Series 1999) Weekly VRDNs (Landesbank Baden-Wuerttemberg (GTD) LIQ), 4.020%, 5/2/2007	5,745,000
15,000,000	[3,4]	Massachusetts Bay Transportation Authority General Transportation System, MERLOTS (Series 2000H) Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 3.990%, 5/2/2007	15,000,000
		SHORT-TERM MUNICIPALS--continued[1,2]
		Massachusetts--continued
$2,700,000	[3,4]	Massachusetts Bay Transportation Authority General Transportation System, (PT-1218) Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.940%, 5/3/2007	$2,700,000
10,760,000	[3,4]	Massachusetts Bay Transportation Authority Sales Tax Revenue, (Series 5004 BBT) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 3.970%, 5/3/2007	10,760,000
1,000,000	[3,4]	Massachusetts Bay Transportation Authority Sales Tax Revenue, PUTTERs (Series 442) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 3.970%, 5/3/2007	1,000,000
2,120,000	[3,4]	Massachusetts Bay Transportation Authority Sales Tax Revenue, ROCs (Series 9021) Weekly VRDNs (Citigroup, Inc. LIQ), 3.970%, 5/3/2007	2,120,000
5,000,000		Massachusetts Development Finance Agency, (Series1), 3.68% CP (JPMorgan Chase Bank, N.A. LOC), Mandatory Tender 7/17/2007	5,000,000
18,030,000	[3,4]	Massachusetts HEFA, (PA-1326) Weekly VRDNs (Emerson Hospital)/(Radian Asset Assurance INS)/(Merrill Lynch & Co., Inc. LIQ), 3.960%, 5/3/2007	18,030,000
500,000		Massachusetts HEFA, (Series 2004D) Weekly VRDNs (Cape Cod Healthcare)/(Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 3.960%, 5/3/2007	500,000
1,970,000		Massachusetts HEFA, (Series 2004F) Weekly VRDNs (Winchester Hospital)/(Bank of America N.A. LOC), 3.930%, 5/2/2007	1,970,000
4,100,000		Massachusetts HEFA, (Series A-1) Weekly VRDNs (Sherrill House)/(Comerica Bank LOC), 3.970%, 5/3/2007	4,100,000
2,860,000		Massachusetts HEFA, (Series B) Weekly VRDNs (Boston Home)/(Citizens Bank of Massachusetts LOC), 3.980%, 5/3/2007	2,860,000
6,000,000		Massachusetts HEFA, (Series EE), 3.63% CP (Harvard University), Mandatory Tender 7/12/2007	6,000,000
3,000,000		Massachusetts HEFA, (Series EE), 3.65% CP (Harvard University), Mandatory Tender 5/24/2007	3,000,000
5,262,000		Massachusetts HEFA, (Series EE), 3.68% CP (Harvard University), Mandatory Tender 8/9/2007	5,262,000
5,505,000	[3,4]	Massachusetts HEFA, Variable Rate Certificates (Series 2002-D) Weekly VRDNs (Massachusetts Institute of Technology)/(Bank of America N.A. LIQ), 3.960%, 5/3/2007	5,505,000
5,000,000		Massachusetts IFA, (Series 1992B), 3.69% CP (New England Power Co.), Mandatory Tender 5/24/2007	5,000,000
5,100,000		Massachusetts IFA, (Series 1992B), 3.70% CP (New England Power Co.), Mandatory Tender 6/13/2007	5,100,000
1,500,000		Massachusetts IFA, (Series 1996) Weekly VRDNs (Governor Dummer Academy)/(Citizens Bank of Massachusetts LOC), 3.980%, 5/3/2007	1,500,000
4,074,000		Massachusetts IFA, (Series 1996) Weekly VRDNs (Newbury College)/ (Bank of America N.A. LOC), 3.950%, 5/3/2007	4,074,000
7,560,000	[3,4]	Massachusetts School Building Authority, (PUTTERs 1764T) Weekly VRDNs (AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.980%, 5/3/2007	7,560,000
		SHORT-TERM MUNICIPALS--continued[1,2]
		Massachusetts--continued
$3,385,000		Massachusetts School Building Authority, (Series A), 3.65% CP (Bank of Nova Scotia, Toronto LOC), Mandatory Tender 8/6/2007	$3,385,000
6,000,000	[3,4]	Massachusetts School Building Authority, PUTTERs (Series 1052Z) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.970%, 5/3/2007	6,000,000
6,000,000	[3,4]	Massachusetts School Building Authority, ROCs (Series 613) Weekly VRDNs (FSA INS)/(Citibank N.A., New York LIQ), 3.970%, 5/3/2007	6,000,000
1,000,000		Massachusetts State Development Finance Agency, (Series 2000) Weekly VRDNs (Worcester Academy)/(Allied Irish Banks PLC LOC), 3.980%, 5/3/2007	1,000,000
6,900,000		Massachusetts State Development Finance Agency, (Series 2001A) Weekly VRDNs (Alliance of Massachusetts, Inc.)/(PNC Bank, N.A. LOC), 3.970%, 5/3/2007	6,900,000
3,200,000		Massachusetts State Development Finance Agency, (Series 2004) Weekly VRDNs (Thayer Academy)/(Allied Irish Banks PLC LOC), 3.920%, 5/3/2007	3,200,000
3,500,000		Massachusetts State Development Finance Agency, (Series 2004A) Weekly VRDNs (Briarwood Retirement Community)/(Comerica Bank LOC), 3.970%, 5/3/2007	3,500,000
4,900,000		Massachusetts State Development Finance Agency, (Series 2005) Weekly VRDNs (Wentworth Institute of Technology, Inc.)/(Radian Asset Assurance INS)/(Bank of New York LIQ), 4.030%, 5/3/2007	4,900,000
7,935,000		Massachusetts State Development Finance Agency, (Series 2005A) Weekly VRDNs (Suffolk University)/(Assured Guaranty Corp. INS)/(Citizens Bank of Massachusetts LIQ), 4.000%, 5/2/2007	7,935,000
5,000,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Governor Dummer Academy)/(Citizens Bank of Massachusetts LOC), 3.980%, 5/2/2007	5,000,000
5,200,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Marine Biological Laboratory)/(JPMorgan Chase Bank, N.A. LOC), 3.980%, 5/3/2007	5,200,000
6,505,000	[3,4]	Massachusetts Turnpike Authority, ROCs (Series 536) Weekly VRDNs (MBIA Insurance Corp. INS)/(Citibank N.A., New York LIQ), 3.970%, 5/3/2007	6,505,000
5,090,000	[3,4]	Massachusetts Water Pollution Abatement Trust Pool, (PT-1185) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.940%, 5/3/2007	5,090,000
15,400,000	[3,4]	Massachusetts Water Pollution Abatement Trust Pool, Subordinate, MERLOTS (Series 1999N) Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.990%, 5/2/2007	15,400,000
3,500,000		Milford, MA, 4.00% BANs, 10/17/2007	3,507,503
4,800,000		Salem, MA, 4.50% BANs, 10/23/2007	4,820,491
4,250,000		Silver Lake, MA Regional School District, 4.25% BANs, 7/10/2007	4,255,139
4,815,000		Westfield, MA, 4.25% BANs, 4/3/2008	4,840,678

		TOTAL	284,854,926

		SHORT-TERM MUNICIPALS--continued[1,2]
		Puerto Rico--3.9%
$11,500,000	[3,4]	JPMorgan Chase & Co. I-Putters Trust (Series 1781P) Weekly VRDNs (Puerto Rico Highway and Transportation Authority)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 4.040%, 5/3/2007	$11,500,000

		TOTAL SHORT-TERM MUNICIPALS--101.0% (AT AMORTIZED COST)5	296,354,926

		OTHER ASSETS AND LIABILTIES--NET--(1.0)%	(3,020,890)

		TOTAL NET ASSETS--100%	$293,334,036

On April 30, 2007, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO’s two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor’s, MIG-1, or MIG-2 by Moody’s Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2007, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier

100.0%	0.0%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2007, these restricted securities amounted to $155,029,165, which represented 52.9% of total net assets.

4 Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At April 30, 2007, these liquid restricted securities amounted to $155,029,165, which represented 52.9% of total net assets.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2007.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
CP	--Commercial Paper
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
IFA	--Industrial Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PUTTERs	--Puttable Tax-Exempt Receipts
ROCs	--Reset Option Certificates
TOBs	--Tender Option Bonds
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2007 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$296,354,926
Income receivable		2,488,041
Receivable for shares sold		41,967
Prepaid expenses		37,999

TOTAL ASSETS		298,922,933

Liabilities:
Payable for investments purchased	$5,013,050
Payable to bank	61,314
Income distribution payable	455,151
Payable for distribution services fee (Note 4)	3,776
Payable for shareholder services fee (Note 4)	55,606

TOTAL LIABILITIES		5,588,897

Net assets for 293,334,090 shares outstanding		$293,334,036

Net Assets Consist of:
Paid-in capital		$293,334,301
Distributions in excess of net investment income		(265)

TOTAL NET ASSETS		$293,334,036

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$263,992,436 ÷ 263,997,538 shares outstanding, no par value, unlimited shares authorized		$1.00

Cash Series Shares:
$29,341,600 ÷ 29,336,552 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2007 (unaudited)

Investment Income:
Interest			$5,236,538

Expenses:
Investment adviser fee (Note 4)		$665,387
Administrative personnel and services fee (Note 4)		113,899
Custodian fees		6,559
Transfer and dividend disbursing agent fees and expenses		55,683
Directors’/Trustees’ fees		1,581
Auditing fees		8,930
Legal fees		4,739
Portfolio accounting fees		40,066
Distribution services fee--Cash Series Shares (Note 4)		64,356
Shareholder services fee--Institutional Service Shares (Note 4)		281,815
Shareholder services fee--Cash Series Shares (Note 4)		26,731
Account administration fee--Institutional Service Shares		11,141
Share registration costs		14,610
Printing and postage		9,019
Insurance premiums		3,547
Miscellaneous		785

TOTAL EXPENSES		1,308,848

Waivers and Reimbursement (Note 4):
Waiver of investment adviser fee	$(78,942)
Waiver of administrative personnel and services fee	(4,445)
Waiver of distribution services fee--Cash Series Shares	(47,194)
Reimbursement of shareholder services fee-- Institutional Service Shares	(279,664)

TOTAL WAIVERS AND REIMBURSEMENT		(410,245)

Net expenses			868,603

Net investment income			$4,337,935

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2007	Year Ended 10/31/2006

Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,337,935	$7,174,874
Net realized gain on investments	--	120,655

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,337,935	7,295,529

Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(4,050,487)	(6,797,867)
Cash Series Shares	(287,692)	(379,862)
Distributions from net realized gain on investments
Institutional Service Shares	(112,725)	--
Cash Series Shares	(7,023)	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,457,927)	(7,177,729)

Share Transactions:
Proceeds from sale of shares	559,681,537	961,672,335
Net asset value of shares issued to shareholders in payment of distributions declared	1,903,329	3,307,258
Cost of shares redeemed	(534,336,098)	(934,429,296)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	27,248,768	30,550,297

Change in net assets	27,128,776	30,668,097

Net Assets:
Beginning of period	266,205,260	235,537,163

End of period (including distributions in excess of net investment income of $(265) and $(21), respectively)	$293,334,036	$266,205,260

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2007 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Massachusetts Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Service Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and Massachusetts state income tax consistent with stability of principal. Interest income from the Fund’s investments may be subject to the federal alternative minimum tax for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts amortized/accreted.

Federal Taxes

It is the Fund’s policy to comply with the Subchaptver M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Fund’s Board of Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2007	Year Ended 10/31/2006

Institutional Service Shares:
Shares sold	513,827,299	900,533,903
Shares issued to shareholders in payment of distributions declared	1,608,635	2,927,414
Shares redeemed	(501,378,695)	(872,416,040)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	14,057,239	31,045,277

	Six Months Ended 4/30/2007	Year Ended 10/31/2006

Cash Series Shares:
Shares sold	45,854,238	61,138,432
Shares issued to shareholders in payment of distributions declared	294,694	379,844
Shares redeemed	(32,957,403)	(62,013,256)

NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	13,191,529	(494,980)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	27,248,768	30,550,297

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Effective February 28, 2007, Federated Investment Management Company, the Fund’s investment adviser (the “Adviser”), receives for its services an annual investment adviser fee equal to 0.40% of the Fund’s average daily net assets. Prior to February 28, 2007, the Adviser received a fee equal to 0.50% of the Fund’s average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2007, the Adviser voluntarily waived $78,942 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds

0.150%	on the first $5 billion

0.125%	on the next $5 billion

0.100%	on the next $10 billion

0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2007, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $4,445 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.60% of average daily net assets of the Cash Series Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2007, FSC voluntarily waived $47,194 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2007, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund’s Institutional Service Shares and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2007, FSSC voluntarily reimbursed $279,664 of shareholder services fees. For the six months ended April 30, 2007, FSSC did not receive any fees paid by the Fund.

Interfund Transactions

During the six months ended April 30, 2007, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $317,294,000 and $342,214,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2007, 57.7% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 7.7% of total investments.

6. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of April 30, 2007, there were no outstanding loans. During the six months ended April 30, 2007, the Fund did not utilize the LOC.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, “Federated”), along with various investment companies sponsored by Federated (“Funds”) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission (“SEC”), the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund net asset value (NAV) calculations as late as a fund’s last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than April 30, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund’s financial statement disclosures.

Evaluation and Approval of Advisory Contract

MASSACHUSETTS MUNICIPAL CASH TRUST (THE “FUND”)

The Fund’s Board reviewed the Fund’s investment advisory contract at meetings held in May 2006. The Board’s decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser’s services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund’s advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer’s evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board’s consideration of the advisory contract included review of the Senior Officer’s evaluation, accompanying data and additional reports covering such matters as: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund’s investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund’s ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund’s investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated’s fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

During the year ending December 31, 2005, the Fund’s performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds’ administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated’s profit margins did not appear to be excessive.

The Senior Officer’s evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated’s fund advisory services at this time.

During the year ending December 31, 2005, the Fund’s investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board reviewed the fees, other expenses of the state-specific municipal cash trust funds and possible future reductions in gross advisory fees with the Adviser. The Board agreed to continuation of the Fund’s advisory contract, noting among other factors, the positive impact of fee waivers that caused total expenses to appear reasonable. The Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees currently paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory and was satisfied that the overall expense structure of the Fund remained competitive.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated’s website. Go to FederatedInvestors.com, select “Products,” select the “Prospectuses and Regulatory Reports” link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call
1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated’s website at FederatedInvestors.com by clicking on “Portfolio Holdings” and selecting the name of the Fund, or by selecting the name of the Fund and clicking on “Portfolio Holdings.” You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other  information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Cusip 60934N518
Cusip 608919882

1052806 (6/07)

Item 12.          Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Money Market Obligations Trust

By                /S/ Richard A. Novak, Principal Financial Officer
                  -------------------------------------------------

Date              July 3, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By                /S/ J. Christopher Donahue, Principal Executive Officer

                  J. Christopher Donahue, Principal Executive Officer

Date              July 3, 2007

By                /S/ Richard A. Novak, Principal Financial Officer
                  -------------------------------------------------

                  Richard A. Novak, Principal Financial Officer

Date              July 3, 2007